Share capital (Details - Shares rollforward) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
As of January 1,	25,000,000	20,000,000
Additions	0	5,000,000
As of December 31,	25,000,000	25,000,000